Annual Fund Operating Expenses	Mar. 31, 2022
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.30%	[1]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.54%
Expense Reimbursements(2)	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.30%	[1]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.54%
Expense Reimbursements(2)	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.30%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.39%
Expense Reimbursements(2)	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.61%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.36%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.46%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.73%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.48%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.58%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.64%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.39%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%

[1]	Management Fees reflect a fee reduction pursuant to an amendment to the Fund’s investment advisory agreement effective January 1, 2022. Management Fees have been restated to reflect the fees as if the fee reduction was in effect for the Fund’s full fiscal year.
[2]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.50% for Advisers Class, 0.50% for Class A shares and 0.35% for Class I shares. This expense reimbursement will continue through July 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.